Income taxes (Net deferred tax (liabilities) assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	$ (2,157,019)	$ (1,919,478)
Deferred tax liabilities, intangibles	(7,546)	(9,816)
Deferred tax liabilities, accrued maintenance liability	(1,575)	(1,790)
Deferred tax liabilities, obligations under capital leases and debt obligations	(3,343)	(3,806)
Deferred tax liabilities, investments	(7,836)	(7,996)
Deferred tax assets, deferred losses on sale of assets	20,534	24,178
Valuation allowance	(79,393)	(74,361)	$ (92,298)
Deferred tax assets, losses and credits forward	1,506,678	1,244,191
Deferred tax liabilities, other	(52,399)	(66,381)
Net deferred income tax (liabilities)	(781,899)	(815,259)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(2,154,075)	(1,924,492)
Deferred tax liabilities, intangibles	(3,560)	(4,594)
Deferred tax liabilities, accrued maintenance liability	(1,985)	(3,456)
Deferred tax liabilities, obligations under capital leases and debt obligations	(3,343)	(3,806)
Valuation allowance	(7,536)	(5,654)
Deferred tax assets, losses and credits forward	1,410,570	1,146,434
Deferred tax liabilities, other	(52,443)	(58,691)
Net deferred income tax (liabilities)	(812,372)	(854,259)
United States
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(14,014)	(606)
Deferred tax liabilities, intangibles	(3,986)	(5,222)
Deferred tax assets, accrued maintenance liability	410	1,666
Deferred tax liabilities, investments	(7,836)	(7,996)
Deferred tax assets, deferred losses on sale of assets	20,534	24,178
Valuation allowance	(50,805)	(38,720)
Deferred tax assets, losses and credits forward	67,697	58,099
Deferred tax liabilities, other		(99)
Deferred tax asset, other	1,002
Net deferred income tax assets	13,002	31,300
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax assets, depreciation and impairment	12,510	6,873
Valuation allowance	(4,278)	(16,025)
Deferred tax assets, losses and credits forward	12,359	20,568
Deferred tax liabilities, other		(1,773)
Deferred tax asset, other	356
Net deferred income tax assets	20,947	9,643
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(1,440)	(1,253)
Valuation allowance	(16,774)	(13,962)
Deferred tax assets, losses and credits forward	16,052	19,090
Deferred tax liabilities, other	(1,314)	(5,818)
Net deferred income tax (liabilities)	$ (3,476)	$ (1,943)